Schedule of Concentration Risk of Total Fleet Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	23.30%	19.70%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	14.70%	12.30%
Customer C
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.20%	12.30%